Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Licensed Copyrights (Details) - Dec. 31, 2020 - Licensed Copyrights and Produced Content
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Long Term Purchase Commitment [Line Items]
2021	¥ 10,480,422	$ 1,606,195
2022	6,239,361	956,224
2023	3,420,784	524,258
2024	1,285,650	197,034
2025 and thereafter	344,714	52,830
Future minimum payments under non-cancelable agreements	¥ 21,770,931	$ 3,336,541